Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2013
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

11. Common Stock and Additional Paid-in Capital:

General

Prior to December 8, 2010, the Company's authorized capital stock consisted of 500 common shares, par value $20.00 per share. During December 2010, the Company adopted, amended and restated articles of incorporation pursuant to which its authorized capital stock consisted of 250,000,000 common shares, par value $0.01 per share; and (ii) declared and paid a stock dividend of 103,125,000 shares of its common stock to its sole shareholder, DryShips.

On April 15, 2011, at the Company's Special Meeting of Shareholders, the Company's shareholders approved an increase in the Company's authorized share capital to 1,000,000,000 common shares, and 500,000,000 preferred shares.

On December 6, 2011, the Company announced that its board of directors had approved a repurchase program for up to a total of $500,000 of the Company's common shares and 9.5% senior unsecured notes due 2016 (Note 9).  The Company's common shares and unsecured notes could have been purchased under the program from time to time through December 31, 2013.  As of December 31, 2013, the Company had not purchased any common shares or unsecured notes under the program described above.

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares will vest in March 2013.

On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

On August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015 respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $17.56 per share.

As of December 31, 2013, 162,633 shares have vested, while 93,050 shares were forfeited due to employees' resignations.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2013 and movement during the year then ended, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
	1	1
Balance December 31, 2011	-	$-
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance December 31, 2012	73,500	16.40
Granted	342,400	17.19
Forfeited	(15,900)	16.90
Vested	(160,133)	16.92
Balance December 31, 2013	239,867	$17.15

1	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2011	-	$-
Granted and vested	2,500	16.50
As at December 31, 2012	2,500	$16.50
Granted and vested	117,133	17.18
Non vested shares granted in prior years and vested 2013	43,000	16.16
As at December 31, 2013	162,633	$16.90

As of December 31, 2012 and 2013, there was $633 and $2,724 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $613 and $3,634 represents the stock based compensation expense for each year accordingly and are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2012 and 2013. The total fair value of shares vested during the years ended December 31, 2012 and 2013, was $37 and $2,959, respectively. As of December 31, 2013 there were 97,283 shares of common stock which had been granted to employees and vested but which had not yet been issued by the Company.